Segment and Geographic Information 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	$ 168,395	$ 150,763	$ 110,050
Adjustments for:
Intangible amortization	11,465	11,382	10,151
Corporate and other income, net	(1,384)	(4,554)	(16,378)
Total operating income	168,395	150,763	110,050
Interest expense, net	(9)	1,668	5,458
Other Expense (Income), net	1,578	(3,793)	(425)
Income Before Income Taxes	166,826	152,888	105,017
Reportable Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	178,476	157,591	103,823
Adjustments for:
Total operating income	178,476	157,591	103,823
Service Center Based Distribution Segment [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	135,240	115,798	77,029
Adjustments for:
Intangible amortization	3,834	3,384	1,890
Total operating income	135,240	115,798	77,029
Fluid Power Businesses [Member]
Reconciliation of operating income for reportable segments to the consolidated income before income taxes
Operating income for reportable segments	43,236	41,793	26,794
Adjustments for:
Intangible amortization	7,631	7,998	8,261
Total operating income	$ 43,236	$ 41,793	$ 26,794